Exhibit 99.1
Ford Credit Auto Lease Trust 2015-B
Monthly Investor Report

Transaction Month	27	Payment Date	January 16, 2018
Collection Period	December, 2017

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-196801-04 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2015-B Reference Pool Balance		$1,126,137,291.49	$318,091,128.98	$287,201,737.75	0.2550326
Total Note Balance		$1,000,000,000.00	$163,810,320.05	$132,920,928.82	0.1329209

Total Overcollateralization		$126,137,291.49	$154,280,808.93	$154,280,808.93

2015-B Exchange Note Balance		$1,030,927,835.05	$200,008,097.01	$169,118,705.78	0.1640451
2015-B Exchange Note Overcollateralization		$95,209,456.44	$118,083,031.97	$118,083,031.97

Overcollateralization			Beginning of Period	End of Period
2015-B Reference Pool Balance as a % of Total Note Balance			194.18%	216.07%
2015-B Reference Pool Balance as a % of 2015-B Exchange Note Balance			159.04%	169.82%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.43000%	$160,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	1.04000%	$217,000,000.00	$0.00	$0.00	0.0000000
Class A-2b Notes*	2.00703%	$170,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	1.38000%	$247,000,000.00	$0.00	$0.00	0.0000000
Class A-4 Notes	1.54000%	$108,000,000.00	$65,810,320.05	$34,920,928.82	0.3200000
Class B Notes	1.92000%	$50,700,000.00	$50,700,000.00	$50,700,000.00	1.0000000
Class C Notes	2.44000%	$47,300,000.00	$47,300,000.00	$47,300,000.00	1.0000000
Total		$1,000,000,000.00	$163,810,320.05	$132,920,928.82	0.1329209

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$30,889,391.23	$286.01	$84,456.58	$0.78	$30,973,847.81	$286.79
Class B Notes	$0.00	$0.00	$81,120.00	$1.60	$81,120.00	$1.60
Class C Notes	$0.00	$0.00	$96,176.67	$2.03	$96,176.67	$2.03
Total	$30,889,391.23	$30.89	$261,753.25	$0.26	$31,151,144.48	$31.15

II. POOL INFORMATION

2015-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$360,698,663.68	$318,091,128.98	$290,001,120.69
Change	$(35,973,373.20)	$(30,889,391.23)	$(24,387,556.33)
End of Period	$324,725,290.48	$287,201,737.75	$265,613,564.36
Residual Portion of Securitization Value as % of Securitization Value at end of period			92.48%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	47,223	29,972	17,251	1,518	15,733

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				4.5	3.8

Ford Credit Auto Lease Trust 2015-B
Monthly Investor Report

Transaction Month	27	Payment Date	January 16, 2018
Collection Period	December, 2017

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		170	$3,046,568.14	1.06%
61 - 90 Days Delinquent		12	$254,498.85	0.09%
91- 120 Days Delinquent		1	$13,467.09	0.00%
Over 120 Days Delinquent		3	$56,994.23	0.02%
Total Delinquent Leases		186	$3,371,528.31	1.17%

		Current Period	Cumulative
Prepayment Speed		0.78%	0.76%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$6,175,809.36
plus: Payoffs				$5,754,818.40
plus: Other (including extension fees, excess charges, etc.)				$519,306.24
minus: Payaheads				$(346,350.32)
plus: Payahead Draws				$510,890.58
plus: Advances				$436,432.79
minus: Advance Reimbursement Amounts				$(374,689.31)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$20,555,754.73
plus: Recoveries				$328,219.36
Total Collections				$33,560,191.83

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$33,560,191.83

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$265,075.94	$265,075.94	$33,295,115.89	$0.00
2015-B Exchange Note Interest Payment	$435,573.19	$435,573.19	$32,859,542.70	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$32,859,542.70	$0.00
Reserve Account Deposit	$0.00	$0.00	$32,859,542.70	$0.00
2015-B Exchange Note Principal Payment	$30,889,391.23	$30,889,391.23	$1,970,151.47	$0.00
Shared Amounts	$0.00	$0.00	$1,970,151.47	$0.00
Revolving Facility Pool Additional Amounts	$1,970,151.47	$1,970,151.47	$0.00	$0.00
Total	$33,560,191.83	$33,560,191.83	$0.00	$0.00

Ford Credit Auto Lease Trust 2015-B
Monthly Investor Report

Transaction Month	27	Payment Date	January 16, 2018
Collection Period	December, 2017

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2015-B Exchange Note Interest Payment				$435,573.19
2015-B Exchange Note Principal Payment				$30,889,391.23
Shortfall Payment (to cover Notes)				$0.00

Total				$31,324,964.42

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$31,324,964.42	$0.00
Administration Fee	$1,365.09	$1,365.09	$31,323,599.33	$0.00
Class A-1 Interest	$0.00	$0.00	$31,323,599.33	$0.00
Class A-2a Interest	$0.00	$0.00	$31,323,599.33	$0.00
Class A-2b Interest	$0.00	$0.00	$31,323,599.33	$0.00
Class A-3 Interest	$0.00	$0.00	$31,323,599.33	$0.00
Class A-4 Interest	$84,456.58	$84,456.58	$31,239,142.75	$0.00
Total Class A Interest	$84,456.58	$84,456.58		$0.00
First Priority Principal Payment	$0.00	$0.00	$31,239,142.75	$0.00
Class B Interest	$81,120.00	$81,120.00	$31,158,022.75	$0.00
Second Priority Principal Payment	$0.00	$0.00	$31,158,022.75	$0.00
Class C Interest	$96,176.67	$96,176.67	$31,061,846.08	$0.00
Specified Reserve Deposit	$0.00	$0.00	$31,061,846.08	$0.00
Regular Principal Payment	$30,889,391.23	$30,889,391.23	$172,454.85	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$172,454.85	$0.00
Remaining Funds to Holder of Residual Interest	$172,454.85	$172,454.85	$0.00	$0.00
Total	$31,324,964.42	$31,324,964.42	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$1,774,159.75
plus: Additional Advances				$436,432.79
minus: Advance Reimbursement Amounts				$(374,689.31)
End of Period Advance Balance				$1,835,903.23

Payaheads
Beginning of Period Payahead Balance				$981,298.29
plus: Additional Payaheads				$346,350.32
minus: Payahead Draws				$(510,890.58)
End of Period Payahead Balance				$816,758.03

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$5,630,686.46
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$5,630,686.46
Memo: Required Reserve Amount				$5,630,686.46

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$154,280,808.93
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$154,280,808.93

Ford Credit Auto Lease Trust 2015-B
Monthly Investor Report

Transaction Month	27	Payment Date	January 16, 2018
Collection Period	December, 2017

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	95	4,708	$2,062,294.95	$109,108,719.00
Standard Terminations	173	2,466	$3,181,964.15	$47,783,817.89
Total Retained	268	7,174	$5,244,259.10	$156,892,536.89

Returned Vehicles
Early Terminations	459	7,460	$8,128,682.76	$134,565,923.57
Standard Terminations	756	15,990	$12,803,024.44	$285,675,547.36
Total Returned	1,215	23,450	$20,931,707.20	$420,241,470.93

Charged Off / Repossessed Vehicles	25	747	$488,755.04	$14,910,867.58
Removals by Servicer and Other	10	119	$167,817.55	$2,527,589.22
Total Terminations	1,518	31,490	$26,832,538.89	$594,572,464.62

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,697	27,163	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			80.04%	74.47%
Early Termination Rate (Early Terminations / Total Terminations)			36.50%	38.64%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$5,819,970.64
plus: Payahead draws			$81,652.65
minus: Unreimbursed Advances			$(29,704.60)
minus: Securitization Value of Retained Vehicles			$(5,244,259.10)
Total	268	7,174	$627,659.59	$21,870,119.54
Gain (Loss) Per Retained Vehicle			$2,342.01	$3,048.53

Gain (Loss) on Returned Vehicles
Customer Payments			$1,078,091.45
plus: Net Sale Proceeds			$20,104,732.15
plus: Payahead Draws			$170,852.18
minus: Unreimbursed Advances			$(91,937.38)
minus: Securitization Value of Returned Vehicles			$(20,931,707.20)
Total	1,215	23,450	$330,031.20	$4,461,423.93
Gain (Loss) Per Returned Vehicle			$271.63	$190.25

Credit Gain (Loss) Charged Off / Repo Vehicles	25	747	$(126,932.10)	$(4,298,304.31)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(5,077.28)	$(5,754.09)
Recoveries	685		$282,980.91	$4,481,943.90

Total Gain (Loss) -- Net of Recoveries	1,508	31,371	$1,113,739.60	$26,515,183.06
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$738.55	$845.21

Removals by Servicer and Other	10	119

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$20,104,732.15
plus: Excess Wear and Use and Excess Mileage Assessed			$528,814.92
minus: Residual Portion of Securitization Value			$(20,042,788.53)
Total	1,215	23,450	$590,758.54	$10,108,031.33
Residual Gain (Loss) Per Returned Vehicle			$486.22	$431.05

Ford Credit Auto Lease Trust 2015-B
Monthly Investor Report

Transaction Month	27	Payment Date	January 16, 2018
Collection Period	December, 2017

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	6.20%
Second Prior Collection Period	6.52%
Prior Collection Period	6.84%
Current Collection Period	4.42%
Four Month Average (Current and Prior Three Collection Periods)	5.99%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	2.35%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.53%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.